CONVERTIBLE NOTES (Details) $ / shares in Units, $ in Thousands, $ in Thousands						12 Months Ended
	Dec. 19, 2025 $ / shares	Oct. 27, 2025	May 02, 2024 CAD ($) shares	Nov. 08, 2022 CAD ($)	Nov. 08, 2022 USD ($)	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Nov. 09, 2025	Nov. 08, 2025	Dec. 31, 2024 USD ($)	May 02, 2024 $ / shares	Jan. 01, 2023
CONVERTIBLE NOTES
Transaction costs						$ 821	$ 608
Additional amortization						$ 7
Aggregate gross proceeds				$ 67,200	$ 50,000
Maturity term				36 months	36 months
Converison price per unit | $ / shares							$ 5
Number of share per unit | shares						1					1
Number of share warrants per unit | shares						1					1
Number of shares per each share warrant | shares						1					1
Exercise price of warrants | $ / shares											$ 5.7
Warrants term						24 months	24 months
Fair value of inception						$ 77,700					$ 57,800
Difference between the transaction price and the fair value						$ 10,500					7,800
Shares issued for conversion debt (convertible bond) | shares						611,035	611,035	944,557
Accrued interest						$ 1,677		$ 2,405			$ 1,200			$ 1,764
Share price per share | $ / shares	$ 2.4
Minimum
CONVERTIBLE NOTES
Borrowings variable interest rate				4.00%	4.00%											5.00%
Maximum
CONVERTIBLE NOTES
Borrowings variable interest rate				6.00%	6.00%											7.00%
Private Placement | Mitsui And Pallinghurst
CONVERTIBLE NOTES
Exercise price of warrants | $ / shares															$ 2.38
Shares issued for conversion debt (convertible bond) | shares						712,366	712,366
Shares issued from offering (in shares) | shares			232,191
Private Placement | Pallinghurst
CONVERTIBLE NOTES
Shares issued for conversion debt (convertible bond) | shares			6,250,000
Host (amortized cost)
CONVERTIBLE NOTES
Ending balance						$ 16,948
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec
CONVERTIBLE NOTES
Issuance										$ 66,383
Interest accretion						1,696		3,044	$ 5,082	732
Fair value adjustment						(8)		(1,191)	(8,049)	(11,199)
Amortization						8		1,191	1,453	140
Foreign exchange						(441)		2,710	(1,406)	488
Settlement						(17,495)		(43,138)
Ending balance								16,240	53,624	56,544
Conversion			$ 37,500
Number of common shares reserved for issuance (in shares) | shares			1,579,043
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Private Placement | Mitsui
CONVERTIBLE NOTES
Shares issued for conversion debt (convertible bond) | shares			12,500,000
Warrants issued during period upon conversion of convertible securities | shares			12,500,000
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Private Placement | Pallinghurst
CONVERTIBLE NOTES
Warrants issued during period upon conversion of convertible securities | shares			6,250,000
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Host (amortized cost)
CONVERTIBLE NOTES
Issuance										48,703
Interest accretion						1,696		3,044	5,082	732
Foreign exchange						(441)		2,710	(1,275)	382
Settlement						(17,495)		(43,138)
Ending balance								16,240	53,624	49,817
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Derivative (FVTPL)
CONVERTIBLE NOTES
Issuance										20,453
Fair value adjustment						(8)		(1,191)	(8,049)	(11,199)
Foreign exchange								30	(163)	127
Ending balance								8	1,169	9,381
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Deferred amount
CONVERTIBLE NOTES
Issuance										(2,773)
Amortization						8		1,191	1,453	140
Foreign exchange								(30)	32	(21)
Ending balance								$ (8)	$ (1,169)	$ (2,654)
Convertible notes amendment with Investissement Quebec
CONVERTIBLE NOTES
Issuance						17,495
Interest accretion						102
Fair value adjustment						(286)
Foreign exchange						(363)
Ending balance						16,948
Borrowings variable interest rate												7.00%	5.00%
Redemption premium forward rate		7.00%
Redemption premium backward rate		12.00%
Convertible notes amendment with Investissement Quebec | Minimum
CONVERTIBLE NOTES
Borrowings interest rate												7.00%	7.00%
Convertible notes amendment with Investissement Quebec | Host (amortized cost)
CONVERTIBLE NOTES
Issuance						16,844
Interest accretion						102
Foreign exchange						(350)
Ending balance						16,596
Convertible notes amendment with Investissement Quebec | Derivative (FVTPL)
CONVERTIBLE NOTES
Issuance						651
Fair value adjustment						(286)
Foreign exchange						(13)
Ending balance						$ 352